UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Equity Income Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.98%
Consumer, Non-cyclical	20.99
Energy	9.60
Industrial	9.48
Communications	8.04
Utilities	7.99
Technology	6.82
Consumer, Cyclical	5.36
Basic Materials	3.88
Short Term Investments	1.86
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,159.60	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.33
Investor Class
Actual	$1,000.00	$1,158.10	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.06
Class L
Actual	$1,000.00	$1,156.60	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.30
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Investor Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.22%
$ 1,594,000	Mattel Inc(a) 6.75%, 12/31/2025	$ 1,639,828
Utilities — 0.21%
	Pacific Gas & Electric Co(b)(c)
755,000	4.00%, 12/01/2046	685,162
945,000	3.95%, 12/01/2047(d)	849,319
		1,534,481
TOTAL CORPORATE BONDS AND NOTES — 0.43% (Cost $2,861,208)		$ 3,174,309
CONVERTIBLE BONDS
Financial — 0.21%
1,518,000	AXA SA(a) 7.25%, 05/15/2021	1,559,140
TOTAL CONVERTIBLE BONDS — 0.21% (Cost $1,518,000)		$ 1,559,140
Shares
COMMON STOCK
Basic Materials — 3.90%
12,144	Akzo Nobel NV	1,141,175
145,862	CF Industries Holdings Inc	6,813,214
93,261	Dow Inc	4,598,700
98,495	DuPont de Nemours Inc	7,394,020
149,383	International Paper Co	6,471,271
27,892	Nucor Corp	1,536,849
7,600	PPG Industries Inc	886,996
		28,842,225
Communications — 8.07%
116,872	AT&T Inc	3,916,381
82,061	CenturyLink Inc	965,037
196,461	Cisco Systems Inc	10,752,310
206,552	Comcast Corp Class A	8,733,019
203,691	Fox Corp Class B	7,440,832
446,146	News Corp Class A	6,018,509
470,100	Telefonica SA	3,865,775
252,512	Verizon Communications Inc	14,426,011
25,598	Walt Disney Co	3,574,505
		59,692,379
Consumer, Cyclical — 5.16%
15,052	Adient PLC	365,312
88,409	Alaska Air Group Inc	5,650,219
56,400	Delta Air Lines Inc	3,200,700
69,429	Kohl's Corp	3,301,349
104,400	L Brands Inc	2,724,840
Shares		Fair Value
Consumer, Cyclical — (continued)
117,303	Las Vegas Sands Corp	$ 6,931,435
273,300	Mattel Inc(d)(e)	3,063,693
41,400	MGM Resorts International	1,182,798
29,700	PACCAR Inc	2,128,302
35,900	Southwest Airlines Co	1,823,002
70,584	Walmart Inc	7,798,826
		38,170,476
Consumer, Non-Cyclical — 20.22%
22,446	Allergan PLC	3,758,134
40,775	Anthem Inc	11,507,113
10,381	Becton Dickinson & Co	2,616,116
123,995	Bristol-Myers Squibb Co	5,623,173
65,149	Bunge Ltd	3,629,451
286,770	Conagra Brands Inc	7,605,140
97,295	Corteva Inc(e)	2,877,013
37,859	Coty Inc Class A	507,311
162,008	CVS Health Corp	8,827,816
129,300	Gilead Sciences Inc	8,735,508
241,006	GlaxoSmithKline PLC	4,830,332
5,900	GlaxoSmithKline PLC Sponsored ADR	236,118
105,157	Johnson & Johnson	14,646,267
22,300	Kellogg Co	1,194,611
92,002	Kimberly-Clark Corp	12,262,026
106,225	Medtronic PLC	10,345,253
39,264	Merck & Co Inc	3,292,286
264,456	Nielsen Holdings PLC	5,976,706
15,800	PepsiCo Inc	2,071,854
343,888	Pfizer Inc	14,897,228
116,477	Philip Morris International Inc	9,146,939
159,131	Tyson Foods Inc Class A	12,848,237
18,000	Zimmer Biomet Holdings Inc	2,119,320
		149,553,952
Energy — 9.64%
54,744	Chevron Corp	6,812,343
57,202	Equitrans Midstream Corp	1,127,452
202,763	Exxon Mobil Corp	15,537,729
63,500	Hess Corp	4,036,695
172,600	Occidental Petroleum Corp	8,678,328
29,800	Pioneer Natural Resources Co	4,585,028
43,300	Targa Resources Corp	1,699,958
262,800	TC Energy Corp	13,028,121
281,769	Total SA	15,805,491
		71,311,145
Financial — 25.88%
232,039	American International Group Inc	12,363,038
7,733	Ameriprise Financial Inc	1,122,522
50,704	AXA Equitable Holdings Inc	1,059,713
10,637	Bank of America Corp	308,473
52,400	Bank of New York Mellon Corp	2,313,460
70,461	Brighthouse Financial Inc(e)	2,585,214
88,373	Chubb Ltd	13,016,459

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
80,194	Citigroup Inc	$ 5,615,986
90,987	Equity Residential REIT	6,907,733
361,800	Fifth Third Bancorp	10,094,220
156,500	Franklin Resources Inc	5,446,200
204,980	JPMorgan Chase & Co	22,916,764
18,384	KeyCorp	326,316
139,120	Loews Corp	7,605,690
25,679	Marsh & McLennan Cos Inc	2,561,480
216,692	MetLife Inc	10,763,092
287,861	Morgan Stanley	12,611,191
24,200	Northern Trust Corp	2,178,000
57,940	PNC Financial Services Group Inc	7,954,003
141,196	Rayonier Inc REIT	4,278,239
46,836	SL Green Realty Corp REIT	3,764,209
152,800	State Street Corp	8,565,968
177,026	US Bancorp	9,276,162
541,000	Wells Fargo & Co	25,600,120
287,413	Weyerhaeuser Co REIT	7,570,459
24,082	Willis Towers Watson PLC	4,612,666
		191,417,377
Industrial — 9.53%
37,538	Boeing Co	13,664,207
61,350	Emerson Electric Co	4,093,272
7,896	Flowserve Corp	416,040
850,800	General Electric Co	8,933,400
3,700	Illinois Tool Works Inc	557,997
223,706	Johnson Controls International PLC	9,241,295
71,041	L3Harris Technologies Inc(e)	13,435,984
2,000	Northrop Grumman Corp	646,220
35,211	nVent Electric PLC	872,881
24,600	Pentair PLC	915,120
3,500	Snap-on Inc	579,740
83,947	Stericycle Inc(e)	4,008,469
13,600	TE Connectivity Ltd	1,302,608
91,695	United Parcel Service Inc Class B	9,469,343
5,900	United Technologies Corp	768,180
11,200	Vulcan Materials Co	1,537,872
		70,442,628
Technology — 6.86%
98,600	Applied Materials Inc	4,428,126
60,960	Cognizant Technology Solutions Corp Class A	3,864,255
51,700	Hewlett Packard Enterprise Co	772,915
114,397	Microsoft Corp	15,324,622
17,200	NXP Semiconductors NV	1,678,892
227,203	QUALCOMM Inc	17,283,332
52,229	Texas Instruments Inc	5,993,800
Shares		Fair Value
Technology — (continued)
28,400	Western Digital Corp	$ 1,350,420
		50,696,362
Utilities — 5.89%
22,200	Duke Energy Corp	1,958,928
87,556	Edison International	5,902,150
66,300	Evergy Inc	3,987,945
379,024	NiSource Inc	10,915,891
32,901	PG&E Corp(e)	754,091
23,817	Sempra Energy	3,273,408
302,727	Southern Co	16,734,749
		43,527,162
TOTAL COMMON STOCK — 95.15% (Cost $607,539,674)		$703,653,706
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.85%
102,119	Becton Dickinson & Co 6.13%	6,336,393
Utilities — 1.93%
19,960	Aqua America Inc 6.00%	1,141,292
12,435	DTE Energy Co 6.50%	695,356
107,195	NextEra Energy Inc 6.12%	7,008,404
36,799	Sempra Energy 6.00%	4,162,596
11,277	Sempra Energy 6.75%	1,258,513
		14,266,161
TOTAL CONVERTIBLE PREFERRED STOCK — 2.78% (Cost $16,787,206)		$ 20,602,554
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.61%
$11,900,000	Federal Home Loan Bank 2.13%, 07/01/2019	11,898,612
Repurchase Agreements — 0.26%
448,703	Undivided interest of 0.86% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $448,703 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(f)	448,703

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 448,703	Undivided interest of 0.92% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $448,703 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(f)	$ 448,703
448,703	Undivided interest of 0.92% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $448,703 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(f)	448,703
448,703	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $448,703 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(f)	448,703
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 94,242	Undivided interest of 6.96% in a repurchase agreement (principal amount/value $1,356,207 with a maturity value of $1,356,487) with Mizuho Securities (USA) LLC, 2.48%, dated 6/28/19 to be repurchased at $94,242 on 7/1/19 collateralized by U.S. Treasury securities, 2.00% - 3.63%, 2/15/20 - 5/15/25, with a value of $1,383,331.(f)	$ 94,242
		1,889,054
SHORT TERM INVESTMENTS — 1.87% (Cost $13,787,666)		$ 13,787,666
TOTAL INVESTMENTS — 100.44% (Cost $642,493,754)		$742,777,375
OTHER ASSETS & LIABILITIES, NET — (0.44)%		$ (3,235,286)
TOTAL NET ASSETS — 100.00%		$739,542,089

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Security in bankruptcy at June 28, 2019.
(c)	Security in default.
(d)	All or a portion of the security is on loan at June 28, 2019.
(e)	Non-income producing security.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	10	USD	1,472,100	September 2019	$(7,760)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West T. Rowe Price Equity Income Fund
ASSETS:
Investments in securities, fair value (including $1,855,932 of securities on loan)(a)	$740,888,321
Repurchase agreements, fair value(b)	1,889,054
Cash	184,803
Cash denominated in foreign currencies, fair value(c)	91,770
Cash pledged on futures contracts	63,993
Dividends and interest receivable	1,305,428
Subscriptions receivable	189,693
Receivable for investments sold	2,747,600
Variation margin on futures contracts	6,649
Total Assets	747,367,311
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	731
Payable for investments purchased	2,458,119
Payable for other accrued fees	56,147
Payable for shareholder services fees	52,969
Payable to investment adviser	252,173
Payable upon return of securities loaned	1,889,054
Redemptions payable	3,112,973
Total Liabilities	7,825,222
NET ASSETS	$739,542,089
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,979,774
Paid-in capital in excess of par	595,996,060
Total distributable earnings	135,566,255
NET ASSETS	$739,542,089
NET ASSETS BY CLASS
Investor Class	$194,209,162
Class L	$3,997,661
Institutional Class	$541,335,266
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	5,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	9,355,053
Class L	436,725
Institutional Class	70,005,963
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$20.76
Class L	$9.15
Institutional Class	$7.73
(a) Cost of investments	$640,604,700
(b) Cost of repurchase agreements	$1,889,054
(c) Cost of cash denominated in foreign currencies	$91,463
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West T. Rowe Price Equity Income Fund
INVESTMENT INCOME:
Interest	$248,479
Income from securities lending	50,691
Dividends	11,325,573
Foreign withholding tax	(154,616)
Total Income	11,470,127
EXPENSES:
Management fees	1,716,262
Shareholder services fees – Investor Class	357,892
Shareholder services fees – Class L	6,909
Audit and tax fees	17,393
Custodian fees	17,857
Director's fees	10,228
Distribution fees – Class L	4,902
Legal fees	1,540
Pricing fees	442
Registration fees	24,753
Shareholder report fees	3,729
Transfer agent fees	6,275
Other fees	933
Total Expenses	2,169,115
Less amount waived by investment adviser	82,290
Less amount waived by distributor - Class L	23
Net Expenses	2,086,802
NET INVESTMENT INCOME	9,383,325
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	31,017,632
Net Realized Gain	31,017,632
Net change in unrealized appreciation on investments and foreign currency translations	69,077,058
Net change in unrealized depreciation on futures contracts	(7,760)
Net Change in Unrealized Appreciation	69,069,298
Net Realized and Unrealized Gain	100,086,930
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,470,255
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West T. Rowe Price Equity Income Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$9,383,325	$19,164,797
Net realized gain	31,017,632	75,600,000
Net change in unrealized appreciation (depreciation)	69,069,298	(163,043,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	109,470,255	(68,278,929)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(479,997)	(13,104,471)
Class L	(40,111)	(546,398)
Institutional Class	(8,335,394)	(87,269,081)
From Net Investment Income and Net Realized Gains	(8,855,502)	(100,919,950)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,778,034	67,874,479
Class L	211,364	772,349
Institutional Class	28,717,830	110,896,977
Shares issued in reinvestment of distributions
Investor Class	479,997	13,104,471
Class L	40,111	546,398
Institutional Class	8,335,394	87,269,081
Shares redeemed
Investor Class	(57,782,477)	(118,893,320)
Class L	(631,259)	(1,442,234)
Institutional Class	(67,635,004)	(167,148,303)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(73,486,010)	(7,020,102)
Total Increase (Decrease) in Net Assets	27,128,743	(176,218,981)
NET ASSETS:
Beginning of Period	712,413,346	888,632,327
End of Period	$739,542,089	$712,413,346
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	745,938	3,232,416
Class L	23,648	75,361
Institutional Class	3,833,511	12,758,522
Shares issued in reinvestment of distributions
Investor Class	23,188	706,735
Class L	4,393	65,505
Institutional Class	1,081,115	12,298,681
Shares redeemed
Investor Class	(2,901,223)	(5,609,309)
Class L	(71,276)	(143,367)
Institutional Class	(9,062,317)	(18,717,502)
Net Increase (Decrease)	(6,323,023)	4,667,042
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$17.97	0.22	2.62	2.84	(0.05)	-	(0.05)	$20.76	15.81% (d)
12/31/2018	$21.13	0.44	(2.43)	(1.99)	(0.06)	(1.11)	(1.17)	$17.97	(9.52%)
12/31/2017	$19.16	0.40	2.69	3.09	(0.18)	(0.94)	(1.12)	$21.13	16.22%
12/31/2016	$16.80	0.37	2.76	3.13	(0.12)	(0.65)	(0.77)	$19.16	18.75%
12/31/2015	$19.25	0.35	(1.65)	(1.30)	(0.24)	(0.91)	(1.15)	$16.80	(6.89%)
12/31/2014	$19.79	0.33	1.15	1.48	(0.39)	(1.63)	(2.02)	$19.25	7.39%
Class L
06/28/2019(Unaudited)	$ 7.99	0.09	1.16	1.25	(0.09)	-	(0.09)	$ 9.15	15.66% (d)
12/31/2018	$10.24	0.19	(1.17)	(0.98)	(0.16)	(1.11)	(1.27)	$ 7.99	(9.78%)
12/31/2017	$ 9.89	0.18	1.38	1.56	(0.27)	(0.94)	(1.21)	$10.24	15.93%
12/31/2016	$ 9.12	0.17	1.47	1.64	(0.22)	(0.65)	(0.87)	$ 9.89	18.26%
12/31/2015	$10.94	0.17	(0.94)	(0.77)	(0.21)	(0.84)	(1.05)	$ 9.12	(7.21%)
12/31/2014	$12.07	0.15	0.71	0.86	(0.36)	(1.63)	(1.99)	$10.94	7.02%
Institutional Class
06/28/2019(Unaudited)	$ 6.77	0.10	0.98	1.08	(0.12)	-	(0.12)	$ 7.73	15.96% (d)
12/31/2018	$ 8.93	0.22	(1.01)	(0.79)	(0.26)	(1.11)	(1.37)	$ 6.77	(9.15%)
12/31/2017	$ 8.80	0.22	1.21	1.43	(0.36)	(0.94)	(1.30)	$ 8.93	16.56%
12/31/2016	$ 8.20	0.21	1.33	1.54	(0.29)	(0.65)	(0.94)	$ 8.80	19.16%
12/31/2015 (e)	$10.00	0.16	(0.87)	(0.71)	(0.26)	(0.83)	(1.09)	$ 8.20	(7.26%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$194,209	0.85% (g)	0.82% (g)	2.31% (g)	14% (d)
12/31/2018	$206,479	0.85%	0.82%	2.09%	22%
12/31/2017	$277,957	0.85%	0.83%	1.97%	25%
12/31/2016	$292,467	0.85%	0.84%	2.12%	26%
12/31/2015	$310,100	0.83%	0.83%	1.86%	41%
12/31/2014	$893,458	0.83%	0.83%	1.65%	12%
Class L
06/28/2019 (Unaudited)	$ 3,998	1.64% (g)	1.07% (g)	2.07% (g)	14% (d)
12/31/2018	$ 3,837	1.44%	1.07%	1.85%	22%
12/31/2017	$ 4,939	1.50%	1.11%	1.70%	25%
12/31/2016	$ 3,789	1.79%	1.20%	1.76%	26%
12/31/2015	$ 2,146	1.79%	1.20%	1.65%	41%
12/31/2014	$ 1,883	2.69%	1.20%	1.25%	12%
Institutional Class
06/28/2019 (Unaudited)	$541,335	0.48% (g)	0.47% (g)	2.67% (g)	14% (d)
12/31/2018	$502,097	0.48%	0.47%	2.46%	22%
12/31/2017	$605,736	0.49%	0.47%	2.34%	25%
12/31/2016	$529,402	0.49%	0.49%	2.48%	26%
12/31/2015 (e)	$484,008	0.47% (g)	0.47% (g)	2.56% (g)	41%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
Effective as of the close of business on May 15, 2019, the Institutional Class of the Fund is closed to new accounts and new contributions by existing accounts. Existing accounts may continue to reinvest dividends and capital gains arising from the Fund, but no other forms of contributions will be allowed. Asset allocation funds that are series of Great-West Funds that invest in Institutional Class shares of the Fund at the close of business on May 15, 2019 may continue to purchase additional Institutional Class shares. The Fund reserves the right to modify or limit the above exceptions or re-open the Institutional Class of the Fund at any time without prior notice.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 28, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Bonds and Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 28, 2019

As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 3,174,309	$ —	$ 3,174,309
Convertible Bonds	—	1,559,140	—	1,559,140
Common Stock	678,010,933	25,642,773	—	703,653,706
Convertible Preferred Stock	—	20,602,554	—	20,602,554
Short Term Investments	—	13,787,666	—	13,787,666
Total Assets	$ 678,010,933	$ 64,766,442	$ 0	$ 742,777,375
Liabilities
Other Financial Investments:
Futures Contracts(a)	(7,760)	—	—	(7,760)
Total Liabilities	$ (7,760)	$ 0	$ 0	$ (7,760)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$646,370,748
Gross unrealized appreciation on investments	142,198,120
Gross unrealized depreciation on investments	(45,799,253)
Net unrealized appreciation on investments	$96,398,867
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Semi-Annual Report - June 28, 2019

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 10 futures contracts for one month during the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(7,760) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)			Net change in unrealized depreciation on futures contracts	$(7,760)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.47% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$187,987	$160,300	$82,290	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for

Semi-Annual Report - June 28, 2019

a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $100,959,117 and $174,634,329, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $1,855,932 and received collateral as reported on the Statement of Assets and Liabilities of $1,889,054 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$878,850
Common Stocks	1,010,204
Total secured borrowings	$1,889,054
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
The Fund is a named defendant in a lawsuit assigned to a litigation trustee, which seeks to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout (LBO) of Tribune, including those made in connection with a 2007 tender offer in which the Fund participated. A motion to dismiss was filed in this case and the district court granted the motion on January 9, 2017. The litigation trustee filed a motion seeking leave to amend its complaint, which was denied on April 23, 2019. It is expected the litigation trustee will appeal. The Fund was named, also, as a defendant or included in a class of defendants in parallel litigation, which was dismissed by district court and affirmed on appeal by the Second Circuit Court of Appeals. This second action asserted state law constructive fraudulent transfer claims in an attempt

Semi-Annual Report - June 28, 2019

to recover stock redemption payments made to shareholders at the time of the LBO. The plaintiffs in this second action filed a petition for a writ of certiorari with the U.S. Supreme Court. The Supreme Court has deferred its decision on the petition for a writ of certiorari to allow the Court of Appeals or the District Court to reconsider its previous decision in light of the Supreme Court’s decision in an unrelated case. In light of the deferral, the Second District Court of Appeals issued an Order on May 15, 2018, recalling the mandate on its earlier decision for further panel review.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
At board meetings held on December 6-7, 2018 and June 12-13, 2019, the Board of Directors approved the merger of the Great-West T. Rowe Price Equity Income Fund (Target Fund) into the Great-West Large Cap Value Fund (formerly, the Great-West Putnam Equity Income Fund) (Acquiring Fund) with an effective date on or about October 25, 2019. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West T. Rowe Price Equity Income Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data1, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
The Board also considered that, at a meeting held on December 6–7, 2018, the Board considered and approved reorganization and repurposing proposals (the “Proposals”) involving the Fund and Great-West Putnam Equity Income Fund (the “Acquiring Fund”), another series of the Company. These Proposals included, among other things, the reorganization of the Fund into the Acquiring Fund and the addition of the Sub-Adviser as a sub-adviser to the Acquiring Fund along with Putnam Investment Management, LLC. In approving an investment sub-advisory agreement by and among the Company, GWCM and the Sub-Adviser with respect to the Acquiring Fund, the Board considered the Sub-Adviser’s experience managing the Fund and that the Sub-Adviser is expected to invest and reinvest its allocated portion of the Acquiring Fund’s assets in the same manner in which it invests and reinvests the assets of the Fund. The Board noted that the reorganization is subject to approval by the shareholders of the Fund, and if obtained, the Proposals would be implemented on or about October 25, 2019. In light of the Proposals, the Board considered that GWCM recommended the continuation of the Agreements at the Meeting in order to ensure the uninterrupted provision of investment advisory and sub-advisory services to the Fund until such time that the reorganization of the Fund into the Acquiring Fund—if approved by shareholders—is completed.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2018, the annualized returns of the Fund’s Investor Class were in the fourth, second, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Institutional Class, the annualized returns were in the fourth and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also noted that with the exception of the three-year period ended December 31, 2018, the Fund underperformed its benchmark index for each period reviewed. In evaluating the performance data, the Board took into account the Sub-Adviser’s performance commentary, including, among other things, the impact of sector allocations and individual stock selection in particular market conditions on the Fund’s performance, as well as the Sub-Adviser’s views of the benefits of its investment decision-making and portfolio construction processes. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was the lowest of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was below the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019